Mezzanine Equity and Stockholders' Equity (Deficit) - Convertible Preferred Stock (Details)			6 Months Ended	7 Months Ended
	Jul. 31, 2024 shares	Jun. 25, 2024 shares	Jun. 30, 2024 USD ($) $ / shares shares	Jul. 30, 2024 USD ($) shares	Sep. 30, 2024 $ / shares	Dec. 31, 2023 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) shares	Jun. 30, 2023 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares
Mezzanine Equity and Stockholders' Equity (Deficit)
Exchange preferred stock for pre-funded warrants (shares)				207,902
Number of Shares Authorized				4,939,946		4,939,946
Shares Issued			4,732,044	4,732,044		4,939,946	4,939,946	4,939,946	4,939,946
Conversion of preferred stock						4,939,946
Carrying Value | $			$ 86,783,000	$ 86,783,000		$ 91,469,000	$ 91,469,000	$ 91,469,000	$ 91,469,000
Number of Common Stock Equivalent Shares						4,939,946
Liquidation Preference | $						$ 91,637,000
Convertible preferred stock	4,732,044
Convertible preferred stock issued	4,732,044
Preferred stock conversion ratio	1
Adagio Medical Inc
Mezzanine Equity and Stockholders' Equity (Deficit)
Exchange preferred stock for pre-funded warrants (shares)			(207,902)
Number of Shares Authorized			4,939,946			4,939,946			4,939,946
Shares Issued			4,732,044			4,939,946		4,939,946	4,939,946	4,939,946
Conversion of preferred stock			4,732,044			4,939,946			4,939,946
Carrying Value | $			$ 86,783,000			$ 91,469,000		$ 91,469,000	$ 91,469,000	$ 91,469,000
Number of Common Stock Equivalent Shares			4,732,044			4,939,946			4,939,946
Liquidation Preference | $			$ 86,936,000			$ 91,637,000			$ 91,637,000
Legacy Adagio
Mezzanine Equity and Stockholders' Equity (Deficit)
Number of the Company's Common Stock issued	6,771,769,000
Legacy Adagio | Adagio Medical Inc
Mezzanine Equity and Stockholders' Equity (Deficit)
Number of the Company's Common Stock issued	789,337
Series A Preferred Stock Class
Mezzanine Equity and Stockholders' Equity (Deficit)
Number of Shares Authorized						270,856
Shares Issued						270,856
Carrying Value | $						$ 2,500,000
Conversion Price Per Share | $ / shares					$ 9.23	$ 9.23
Number of Common Stock Equivalent Shares						270,856
Liquidation Preference | $						$ 2,500,000
Series A Preferred Stock Class | Adagio Medical Inc
Mezzanine Equity and Stockholders' Equity (Deficit)
Number of Shares Authorized			270,856			270,856			270,856
Shares Issued			270,856			270,856
Conversion of preferred stock			270,856			815,730			270,856
Carrying Value | $			$ 2,500,000			$ 2,500,000			$ 2,500,000
Conversion Price Per Share | $ / shares			$ 9.23			$ 9.23			$ 9.23
Number of Common Stock Equivalent Shares			270,856			270,856			270,856
Liquidation Preference | $			$ 2,500,000			$ 2,500,000			$ 2,500,000
Series B Preferred Stock Class
Mezzanine Equity and Stockholders' Equity (Deficit)
Number of Shares Authorized						815,730
Shares Issued						815,730
Carrying Value | $						$ 10,626,000
Conversion Price Per Share | $ / shares					13.04	$ 13.04
Number of Common Stock Equivalent Shares						815,730
Liquidation Preference | $						$ 10,637,000
Series B Preferred Stock Class | Adagio Medical Inc
Mezzanine Equity and Stockholders' Equity (Deficit)
Number of Shares Authorized			815,730			815,730			815,730
Shares Issued			815,730			815,730
Conversion of preferred stock			815,730			981,596			815,730
Carrying Value | $			$ 10,626,000			$ 10,626,000			$ 10,626,000
Conversion Price Per Share | $ / shares			$ 13.04			$ 13.04			$ 13.04
Number of Common Stock Equivalent Shares			815,730			815,730			815,730
Liquidation Preference | $			$ 10,637,000			$ 10,637,000			$ 10,637,000
Series C Preferred Stock Class
Mezzanine Equity and Stockholders' Equity (Deficit)
Number of Shares Authorized						981,596
Shares Issued						981,596
Carrying Value | $						$ 15,988,000
Conversion Price Per Share | $ / shares					16.30	$ 16.30
Number of Common Stock Equivalent Shares						981,596
Liquidation Preference | $						$ 16,000,000
Series C Preferred Stock Class | Adagio Medical Inc
Mezzanine Equity and Stockholders' Equity (Deficit)
Number of Shares Authorized			981,596			981,596			981,596
Shares Issued			981,596			981,596
Conversion of preferred stock			981,596			992,064			981,596
Carrying Value | $			$ 15,988,000			$ 15,988,000			$ 15,988,000
Conversion Price Per Share | $ / shares			$ 16.30			$ 16.30			$ 16.30
Number of Common Stock Equivalent Shares			981,596			981,596			981,596
Liquidation Preference | $			$ 16,000,000			$ 16,000,000			$ 16,000,000
Series D Preferred Stock Class
Mezzanine Equity and Stockholders' Equity (Deficit)
Number of Shares Authorized						992,064
Shares Issued						992,064
Carrying Value | $						$ 19,990,000
Conversion Price Per Share | $ / shares					20.16	$ 20.16
Number of Common Stock Equivalent Shares						992,064
Liquidation Preference | $						$ 20,000,000
Series D Preferred Stock Class | Adagio Medical Inc
Mezzanine Equity and Stockholders' Equity (Deficit)
Number of Shares Authorized			992,064			992,064			992,064
Shares Issued			992,064			992,064
Conversion of preferred stock			992,064			1,879,700			992,064
Carrying Value | $			$ 19,990,000			$ 19,990,000			$ 19,990,000
Conversion Price Per Share | $ / shares			$ 20.16			$ 20.16			$ 20.16
Number of Common Stock Equivalent Shares			992,064			992,064			992,064
Liquidation Preference | $			$ 20,000,000			$ 20,000,000			$ 20,000,000
Series E Preferred Stock Class
Mezzanine Equity and Stockholders' Equity (Deficit)
Number of preferred stocks extinguished		207,902
Number of Shares Authorized						1,879,700
Shares Issued						1,879,700
Carrying Value | $						$ 42,365,000
Conversion Price Per Share | $ / shares					$ 22.61	$ 22.61
Number of Common Stock Equivalent Shares						1,879,700
Liquidation Preference | $						$ 42,500,000
Series E Preferred Stock Class | Adagio Medical Inc
Mezzanine Equity and Stockholders' Equity (Deficit)
Number of preferred stocks extinguished		207,902
Number of Shares Authorized			1,879,700			1,879,700			1,879,700
Shares Issued			1,671,798			1,879,700
Conversion of preferred stock			1,671,798			4,939,946			1,879,700
Carrying Value | $			$ 37,679,000			$ 42,365,000			$ 42,365,000
Conversion Price Per Share | $ / shares			$ 22.61			$ 22.61			$ 22.61
Number of Common Stock Equivalent Shares			1,671,798			1,879,700			1,879,700
Liquidation Preference | $			$ 37,799,000			$ 42,500,000			$ 42,500,000
Series E Preferred Stock Class | Pre-funded Warrants
Mezzanine Equity and Stockholders' Equity (Deficit)
Exchange preferred stock for pre-funded warrants (shares)		207,902
Series E Preferred Stock Class | Pre-funded Warrants | Adagio Medical Inc
Mezzanine Equity and Stockholders' Equity (Deficit)
Exchange preferred stock for pre-funded warrants (shares)		207,902